Interest-Bearing Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Oct. 12, 2023
Interest-Bearing Borrowings [Abstract]
Issued loan notes	$ 22,397,271
Amount of shareholder contribution	$ 17,400,000
Coupon rate	25.00%
Maturity period	5 years
Loan	$ 5,000,000	$ 5,000,000